Employee benefit obligations - Amounts recognized in consolidated statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	$ 49	$ (139)	$ 74
Ardagh Group S.A.
Employee benefit obligations
Gain (loss) on plan assets	49	(139)	74
Ardagh Group S.A. | Defined benefit plan
Employee benefit obligations
Actuarial (loss)/gain arising from changes in demographic assumptions	(6)	26	9
Actuarial (loss)/gain arising from changes in financial assumptions	(104)	(280)	107
Actuarial gain/(loss) arising from changes in experience	2	(11)	32
Re-measurements of defined benefit obligations	(108)	(265)	148
Actual return/(loss) less expected return on plan assets	158	122	(92)
Actuarial gain/(loss) for the year on pension benefits	50	(143)	56
Gain (loss) on plan assets	228	206	(10)
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	$ (1)	$ 4	$ 18